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[THE_HARTFORD_LOGO]
                      ANNUAL PRODUCT INFORMATION NOTICE
                              DATED MAY 1, 2018
                                     FOR
              HARTFORD LIFE AND ANNUITY THE ONE(R) PROVIDER(SM)
            GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

We no longer file a fully updated prospectus and statement of additional information ("SAI") in a Registration Statement with the Securities and Exchange Commission for the above product. However, in order to provide you with updated information that would have been included in the updated prospectus and SAI we are providing you this Annual Product Information Notice. This Notice updates certain information in the prospectuses and SAIs dated May 1, 2007 for the variable life insurance product listed above. Please keep this Notice for future reference.


IMPORTANT FINANCIAL INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2017. The Company's ability to honor death benefit guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company's financial statements and the Separate Account's financial statements that are included with this Notice. In addition, the Company's most recent financial statement information is available at www.hartfordinvestor.com or requests for copies can also be directed to 1650 Market St., 54th Floor, Philadelphia, PA 19103.


1. FUND DATA

The following is a current list of the Investment Divisions and Portfolios included in this product:

-----------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Asset Manager Investment Division             Service Class of the Asset Manager(SM) Portfolio of the Fidelity
                                                            Variable Insurance Products

-----------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Equity-Income Investment Division             Service Class of the Equity-Income Portfolio of the Fidelity
                                                            Variable Insurance Products

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 Fidelity VIP Growth Opportunities Investment Division      Service Class of the Growth Opportunities Portfolio of the
                                                            Fidelity Variable Insurance Products

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 Fidelity VIP High Income Investment Division               Service Class of the High Income Portfolio of the Fidelity
                                                            Variable Insurance Products

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 Fidelity VIP Index 500 Investment Division                 Initial Class of the Index 500 Portfolio of the Fidelity Variable
                                                            Insurance Products

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 Fidelity VIP Government Money Market Investment Division   Initial Class of the Government Money Market Portfolio of the
                                                            Fidelity Variable Insurance Products

-----------------------------------------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Core Bond Investment Division     Class 1 of JPMorgan Insurance Trust Core Bond Portfolio

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




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
--------------------------------------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Mid Cap Value Investment Division  Class 1 of JPMorgan Insurance Trust Mid Cap Value Portfolio

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 JPMorgan Insurance Trust U.S. Equity Investment Division    Class 1 of JPMorgan Insurance Trust U.S. Equity Portfolio

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 Putnam VT International Equity Investment Division          Class IB of the Putnam VT International Equity Fund of Putnam
                                                             Variable Trust

--------------------------------------------------------------------------------------------------------------------------

The following amends the "Annual Fund Operating Expenses" section of the FEE TABLES portion of your prospectus:

Each Investment Division purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying fund reflects the investment advisory fees and other expenses of the underlying Fund that are described in each underlying Fund's prospectus.

The following table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2017:

                                                                                                              MINIMUM     MAXIMUM
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees and other expenses)                                                          0.20%       1.09%
---------------------------------------------------------------------------------------------------------------------------------

Refer to the updated underlying Fund prospectuses for updated information about the underlying Funds, including Fund fees, charges and investment objectives.


2. FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES

The following updates "The Funds" section of the ABOUT US portion of your prospectus:

For the fiscal year ended December 31, 2017, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $291,676.97 (excluding indirect benefits received by offering HLS Funds as investment options).


3. LEGAL MATTERS

The following amends the LEGAL MATTERS section of your prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


4. NOTICE OF PROPOSED REORGANIZATIONS

The following section is added to your prospectus.


NOTICE OF PROPOSED REORGANIZATIONS

On December 3, 2017, a Stock and Asset Purchase Agreement (the "Purchase Agreement") was entered into by and among Hartford Holdings, Inc. ("HHI") and its parent company, The Hartford Financial Services Group, Inc. ("HFSG"), Hopmeadow Acquisition, Inc. ("Buyer"), Hopmeadow Holdings, LP ("Buyer Parent") and Hopmeadow Holdings GP LLC ("Buyer Parent GP"), pursuant to which HHI agreed to sell all of the issued and outstanding equity of Hartford Life, Inc. ("HLI"), the parent of Hartford Life Insurance Company ("HLIC") and its indirect wholly owned subsidiary, Hartford Life and Annuity Insurance Company, to Buyer (the "Talcott Resolution Sale Transaction"). Buyer, Buyer Parent and Buyer Parent GP are funded by a group of investors (the "Investor Group") led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group. HHI will also be a member of the Investor Group.

The closing of the Talcott Resolution Sale Transaction is subject to regulatory approvals, and the satisfaction of other closing conditions. Talcott Resolution will continue to provide all contractual benefits of your insurance contract, and LIASC will continue to administer your


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insurance contract. The terms, features and benefits of your insurance contract will NOT change as a result of the Sale. The Talcott Resolution Sale
Transaction is expected to close in the first half of 2018.

Additional information regarding the Talcott Resolution Sale Transaction can be found on The Hartford's* website at https://ir.thehartford.com and in Current Reports on Form 8-K filed by HFSG and HLIC on December 4, 2017 with the Securities and Exchange Commission.

* The Hartford Financial Services Group, Inc., (NYSE: HIG) operates through its subsidiaries under the brand name, The Hartford, and is headquartered in Hartford, Conn.


5. FRAUD PREVENTION

The following section is added to your prospectus.


FRAUD PREVENTION

FOUR SIMPLE STEPS TO SAFEGUARD YOUR ACCOUNT AGAINST FRAUD

We take protection of our customer accounts and information seriously. With the number of security breaches on the rise, it is a good time to remind you, our clients, to increase your awareness and protect yourself from fraud. We recommend four easy ways you can help protect yourself and your investments.


          1. STRENGTHEN YOUR PASSWORD

          A strong password is your primary line of defense, which is why criminals attempt to acquire them. Passwords should be complex and difficult to guess. In order to ensure their ongoing effectiveness, passwords should be changed on a regular basis.


          2. KEEP YOUR INFORMATION CURRENT

          Make sure your contact information, including mailing address, email address and phone number is up to date with us. This will ensure that you receive your important documents.


          3. BE AWARE

          Learn to recognize phishing emails, suspicious phone calls and texts from individuals posing as legitimate organizations, such as a bank, credit card company and government agencies. Do not click on links or download attachments from unknown sources.


          4. REVIEW YOUR ACCOUNT STATEMENTS AND NOTIFY LAW ENFORCEMENT OF SUSPICIOUS ACTIVITY

          As a precautionary measure, we recommend that you remain vigilant by reviewing your account statements and credit reports closely. If you detect any suspicious activity on an account, you should promptly notify the financial institution or company with which the account is maintained. You also should promptly report any fraudulent activity or suspected incidence of identity theft to proper law enforcement authorities or the Federal Trade Commission (FTC).

          To file a complaint with the FTC, you may do so at www.ftc.gov/idtheft or call 1-877-ID-THEFT (877-438-4338). The FTC mailing address is 600 Pennsylvania Ave. NW, Washington, DC 20580. Complaints filed with the FTC will be added to the FTC's Identity Theft Data Clearinghouse, which is a database made available to law enforcement agencies.


OBTAIN A COPY OF YOUR CREDIT REPORT

You may obtain a free copy of your credit report from each of the three major credit reporting agencies once every 12 months by visiting www.annualcreditreport.com, calling toll-free 877-322-8228, or by completing an Annual Credit Report Request Form (found on the website) and mailing it to Annual Credit Report Request Service, P.O. Box 105281, Atlanta, GA 30348.

Or you can elect to purchase a copy of your credit report by contacting one of the three national credit reporting agencies. Contact information for the three national credit reporting agencies is provided below:

                         -------------------------------------------------------------
                           Equifax             Experian             Transunion
                           (800) 685-1111      (888) 397-3742       (800) 888-4213
                           www.equifax.com     www.experian.com     www.transunion.com
                           P.O. Box 740241     P.O. Box 2002        P.O. Box 1000
                           Atlanta, GA 30374   Allen, TX 75013      Chester, PA 19016

                         -------------------------------------------------------------




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ADDITIONAL FREE RESOURCES ON IDENTITY THEFT

You may wish to review the tips provided by the FTC on how to avoid identity theft. For more information, please visit www.consumer.ftc.gov/topics/privacy-identity or call 1-877-ID THEFT (877-438-4338).


6. PREMIUMS

You may send premium payments to us by means of the following methods:

         By Mail


         Make your check payable to: THE HARTFORD

         Note your Policy/Certificate number on the check and cover letter.

         Mail your check to:

         Attn: Document Controls Services
         The Hartford-(Private Placement Life Insurance)
         1 Griffin Road North
         Windsor, CT 06095-1512

         By Wire


         You may also arrange to pay your premium by wire by calling Lombard International Administration Services Company, LLC* at
         1-800-854-3384.

         * Lombard International Administration Services Company, LLC ("LIASC") is the Third Party Administrator ("TPA") for certain insurance policies issued by Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company ("The Hartford") pursuant to an Administrative Services Agreement. The Hartford and Lombard International Distribution Company are not affiliated.


ADDITIONAL INFORMATION AND CONTACTING THE HARTFORD

In addition to this Notice, you will continue to receive The Hartford Company and separate account financial statements and the updated underlying fund prospectuses. You will also receive each underlying fund's annual and semi-annual reports as well as policyholder reports. If you have consented to electronic delivery of the prospectus information, you may find it on the Advantage.LombardInternational.com website; otherwise, for policy information, please contact our customer service representatives at Lombard International Administration Services Company, LLC via telephone at 484-530-4800 or via mail at Lombard International Administration Services Company, LLC, 1650 Market St., 54th Floor, Philadelphia, PA 19103




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